5. Cash and cash equivalents (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash equivalents	R$ 668,217	R$ 599,254
Private bonds [Member]
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash equivalents	360,679	164,959
Government bonds [Member]
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash equivalents	39	14,039
Investment funds [member]
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash equivalents	R$ 307,499	R$ 420,256